CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income (loss)	$ (175.5)	$ 149.0	$ 319.5
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization	96.7	132.4	165.5
(Gain) loss on disposition of discontinued operations	(3.5)	(3.4)	(58.6)
Deferred taxes	(137.6)	(2.6)	(17.8)
Goodwill Impairment	176.0	11.3	0.0
Asset impairments	70.0	25.4	3.9
(Gain) loss on sale of assets	(5.8)	(1.0)	16.6
Stock-based compensation expense	37.8	38.5	46.5
Inventory and other non-cash charges	60.6	32.1	21.2
Changes in operating assets and liabilities (net of effects of acquisitions and divestitures):
Trade receivables	33.0	74.1	(4.2)
Inventories	97.3	(90.6)	(27.1)
Trade accounts payable	(21.0)	41.7	85.8
Income taxes payable / receivable	16.9	16.1	(68.3)
Other assets and liabilities	175.7	(214.0)	(73.4)
Foreign exchange and other operating activities, net	(43.5)	18.5	20.3
Net cash provided by (used in) operating activities	377.1	227.5	429.9
INVESTING ACTIVITIES
Capital expenditures	(73.0)	(103.8)	(81.5)
Acquisitions, net of cash acquired	(7.0)	(71.2)	(7.4)
Other investments	0.0	0.0	(20.0)
Proceeds (payments) from disposition of discontinued operations	3.5	(0.2)	162.2
Proceeds from sale of assets	67.2	3.1	43.3
Other investing activities, net	(2.5)	(0.6)	(1.6)
Net cash provided by (used in) investing activities	(11.8)	(172.7)	95.0
FINANCING ACTIVITIES
Repayments of debt	(1,286.3)	(1,397.8)	(1,801.8)
Proceeds from issuance of debt	1,097.7	1,462.8	1,684.2
Proceeds from (purchase of) noncontrolling interest, net	2.9	(1.2)	(78.6)
Share repurchases	(82.7)	(50.8)	(171.2)
Dividends paid	(30.0)	(25.8)	(21.8)
Other financing activities, net	(11.8)	(16.2)	(26.7)
Net cash provided by (used in) financing activities	(310.2)	(29.0)	(415.9)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(19.7)	(37.5)	(38.9)
Net Increase (Decrease) in Cash and Cash Equivalents	35.4	(11.7)	70.1
Cash and Cash Equivalents at beginning of period	466.5	478.2	408.1
Cash and Cash Equivalents at end of period	$ 501.9	$ 466.5	$ 478.2